Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivables [Abstract]
Schedule of accounts receivable
	As of December 31,
	2021	2022
	RMB’000	RMB’000

Accounts receivable	-	61,396
Less: Allowance for doubtful debts	-	-
Accounts receivable, net	-	61,396

Schedule of prepayments and other assets
	As of December 31,
	2021	2022
	RMB’000	RMB’000

Prepayments and other current assets
Prepayment for equipment	70,031	22,322
Others	9,104	12,260

Total	79,135	34,582